FAIR VALUE MEASUREMENTS, Assets Held in Trust Account (Q3) (Details)	3 Months Ended	9 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)
Assets Held-in-trust [Abstract]
Interest income withdrawn from Trust Account	$ 0	$ 0
U.S. Treasury Securities [Member]
Assets Held-in-trust [Abstract]
Assets Held-in-trust	$ 200,032,532	$ 200,032,532